Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (466.4)	$ 700.6
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depletion and depreciation	273.1	286.2
Share-based compensation expenses	5.5	8.2
Changes in fair value of financial instruments	(11.3)	(0.4)
Impairment losses	1,173.3
Gain on sale of royalty interest	(3.7)
Unrealized foreign exchange (gain) loss	(2.8)	3.3
Deferred income tax expense	26.6	37.4
Other non-cash items	(3.7)	(3.1)
Acquisition of gold bullion	(56.2)	(46.7)
Proceeds from sale of gold bullion	36.8	51.6
Changes in other assets	13.9	(26.7)
Operating cash flows before changes in non-cash working capital	985.1	1,010.4
Changes in non-cash working capital:
Decrease (increase) in receivables	24.7	(15.9)
Increase in prepaid expenses and other	(8.0)	(3.2)
(Decrease) increase in current liabilities	(10.6)	8.2
Net cash provided by operating activities	991.2	999.5
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(520.0)	(139.6)
Proceeds from sale of royalty interest	7.0
Acquisition of investments	(9.8)	(48.5)
Proceeds from sale of investments	2.0	1.8
Investment in loan receivable	(18.7)
Proceeds from loan receivable		42.7
Acquisition of energy well equipment	(1.6)	(1.9)
Net cash used in investing activities	(541.1)	(145.5)
Cash flows used in financing activities
Payment of dividends	(233.0)	(197.6)
Proceeds from exercise of stock options	2.9	9.5
Credit facility amendment costs		(0.9)
Net cash used in financing activities	(230.1)	(189.0)
Effect of exchange rate changes on cash and cash equivalents	5.4	(7.8)
Net change in cash and cash equivalents	225.4	657.2
Cash and cash equivalents at beginning of year	1,196.5	539.3
Cash and cash equivalents at end of year	1,421.9	1,196.5
Supplemental cash flow information:
Income taxes paid	88.1	95.1
Dividend income received	13.2	19.7
Interest and standby fees paid	$ 2.3	$ 2.4